Shareholders' Equity - Schedule of Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Net unrealized (losses) gains on cash flow hedges	$ (89)	$ (56)	$ 229
Net unrealized (losses) gains on available-for-sale securities portfolio	(193)	148	(225)
Net unrealized gains related to reclassified available-for-sale securities	58	19	25
Net unrealized (losses) gains on available-for-sale securities	(135)	167	(200)
Net unrealized (losses) on available-for-sale securities designated in fair value hedges	(40)	(64)	(86)
Net unrealized gains (losses) on hedges of net investments in non-U.S. subsidiaries	16	(65)	95
Other-than-temporary impairment on held-to-maturity securities related to factors other than credit	(2)	(6)	(9)
Net unrealized (losses) on retirement plans	(143)	(170)	(194)
Foreign currency translation	(963)	(815)	(1,875)
Total	$ (1,356)	$ (1,009)	$ (2,040)